Stockholder’s equity (Details Narrative) - USD ($)	Apr. 06, 2026	Jan. 08, 2026	Dec. 26, 2025	Dec. 17, 2025	Dec. 16, 2025	Sep. 23, 2025	Apr. 09, 2025	Jun. 30, 2026	Sep. 22, 2025	Sep. 19, 2025	Jun. 30, 2025	Jun. 29, 2025
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share capital						$ 50,000	$ 50,000
Dividend per share			$ 0.10
Dividend rights relinquished resulting in cash outflow reduction			In connection with that dividend, holders of 800,132 shares waived their rights to participate in the distribution. Accordingly, the total cash dividend paid was reduced by $80,013 relative to the amount that otherwise would have been payable on those shares.
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized						30,847,500	493,560,000	940,677,978			940,677,978
Common stock, par value	$ 0.0896	$ 0.0128		$ 7.2576	$ 0.0128	$ 0.0016	$ 0.0001	$ 7.2576	$ 0.0001		$ 7.2576
Stockholders equity reverse stock split	1-for-7	executed a 1-for-8 reverse split on Class A			1-for-8	executed a 1-for-16 reverse split on Class A ordinary shares effective September 23, 2025	every 16 class A ordinary shares with par value of $0.0001 each be consolidated into 1 class A ordinary share $0.0016 par value each (the “Class A Ordinary Shares”) and every 16 class B ordinary shares with par value of $0.0001 each be consolidated into 1 class B ordinary share $0.0016 par value each
Common stock shares issued								361,272			290
Common stock, buyback				89
Common Class A [Member] | Equity Incentive 2025 Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value										$ 7.2576
Common stock shares issued										64
Common Class A [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued												14,580,597
Common Class A [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued											113,911
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized						402,500	6,440,000	266,794,448			266,794,448
Common stock, par value	$ 0.0896	$ 0.0032		$ 7.2576	$ 0.0032	$ 0.0016	$ 0.0001	$ 7.2576			$ 7.2576
Stockholders equity reverse stock split	1-for-28	1-for-2 on Class B shares			1-for-2
Common stock shares issued								89
Common stock, buyback				89
Common Class B [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued											201,250
Common Class B [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued												6,440,000
Common Class A and B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued											315,161
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized							493,560,000
Common stock, par value							$ 0.0001
Common stock, shares cancelled							6,440,000
Stockholders equity reverse stock split						1-for-16